Noncash Investing and Financing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Supplemental Disclosures [Line Items]
Acquisition of assets through asset exchange	$ 690	$ 150,000
Acquisition of land through property exchange			1,900
Issuance of notes payable for acquisition of land			$ 450